UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond             British Isles                July 17, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        22

Form 13F Information Table Value Total:  $294,271
                                         (thousands)


List of Other Included Managers:

No.     Form 13F File Number            Name

1.      28-11145                        Charlemagne Capital (IOM) Limited

                                                     FORM 13F INFORMATION TABLE


                                                               VALUE   SHRS OR SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT PRN CALL  DISCRETION      MNGRS  SOLE   SHARED   NONE

AMERICA MOVIL SA DE CV          SPON ADR L SHS   02364W105     6,610    198513 SH        SHARED-DEFINED   1             198513
BANCO ITAU HLDG FINANCIRA S     SP ADR 500 PFD   059602201       733     25165 SH        SHARED-DEFINED   1              25165
CENTRAL EUORPEAN DIST CORP      COM              153435102    48,023   1908723 SH        SHARED-DEFINED   1            1908723
CENTRAL EUROPEAN DIST CORP      COM              153435102       662     26292 SH        SOLE            NONE   26292
CENTRAL EUROPEAN MEDIA ENTRP    CL A NEW         G20045202     5,370     84986 SH        SHARED-DEFINED   1              84986
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD     204412100     3,085    150100 SH        SHARED-DEFINED   1             150100
ENERSIS SA                      SPONSORED ADR    29274F104     1,816    161104 SH        SHARED-DEFINED   1             161104
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206     2,731    141580 SH        SHARED-DEFINED   1             141580
ISHARES INC                     MSCI SINGAPORE   464286673    23,338   2649000 SH        SHARED-DEFINED   1            2649000
KOREA FD                        COM              500634100     3,968    109532 SH        SHARED-DEFINED   1             109532
MECHEL OAO                      SPONSORED ADR    583840103       382     17100 SH        SHARED-DEFINED   1              17100
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109    62,646   2128995 SH        SHARED-DEFINED   1            2128995
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109       167      5686 SH        SOLE            NONE    5686
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R109   101,157   2208189 SH        SHARED-DEFINED   1            2208189
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR    71654V101    24,183    303089 SH        SHARED-DEFINED   1             303089
PT TELEKOMUNIKAS INDONESIA      SPONSORED ADR    715684106       856     26664 SH        SHARED-DEFINED   1              26664
TAIWAN FD INC                   COM              874036106       387     24800 SH        SHARED-DEFINED   1              24800
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100     1,470    160335 SH        SHARED-DEFINED   1             160335
TATA MTRS LTD                   SPONSORED ADR    876568502     1,687     98016 SH        SHARED-DEFINED   1              98016
TEVA PHARMACEUTICALS INDS LTD   ADR              881624209     2,374     75150 SH        SHARED-DEFINED   1              75150
TEVA PHARMACEUTICALS INDS LTD   ADR              881624209     2,037     64489 SH        SOLE            NONE   64489
TURKCELL ILETISIM HIZMETLERI    SPON ADR NEW     900111204       589     49682 SH        SHARED-DEFINED   1              49682

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